UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21596 MUNDOVAL FUNDS (Exact name of registrant as specified in charter)

7855 Ivanhoe Avenue, #210, La Jolla, CA 92037 (Address of principal executive offices) (Zip code)

Arthur Q. Johnson Mundoval Funds 7855 Ivanhoe Avenue, #210, La Jolla, CA 92037 (Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Mundoval Fund

ANNUAL REPORT December 31, 2008

Mundoval Fund
Annual Report
December 31, 2008

Fellow Shareholders,

For the one year period ending December 31, 2008, the Mundoval Fund returned -35.15% versus -40.71% for the MSCI World Index. Since inception on September 3, 2004, the annualized average rate of return for the Mundoval Fund has been -0.21% versus -0.98% for the MSCI World Index.

Assets under management in the Fund as of December 31, 2008 are $7.17 million. Altria Group, Amgen, British Petroleum Plc, Cemex, Intel, Nestle and Telefonos de Mexico were sold during the year because the investment adviser either believed them to be fairly valued or determined that there were more attractive businesses to be purchased with the proceeds. New security positions for the year included Bank of America, Citigroup, Ebay Inc., Diageo Plc, General Electric, HSBC Holdings, News Corporation, SK Telecom and Wellpoint Health Net.

Positive factors impacting investment performance of the Fund during the year included the health care (Johnson & Johnson, Amgen, AstraZeneca, Novartis & Wellpoint Health Net) and consumer staples sectors (Procter & Gamble, Nestle & Unilever). Negative factors impacting performance of the Fund during the quarter included the financial (Citigroup, Bank of America, & ING Groep), information technology (Dell, Cisco Systems and Microsoft) and industrial sectors (Ingersoll Rand and Illinois Toolworks).

Health care continues to be the largest sector in the Fund while the information technology sector is prominently represented as well. The Fund owns shares of common stock in 33 companies as of December 31, 2008.

Intrinsic value is an important concept that offers a rational approach when evaluating the attractiveness of an investment in a business. A simple definition of intrinsic value is the discounted value of the cash that can be taken out of business during its remaining life. The calculation is an estimate rather than a precise figure that must be revised at times to reflect changes in interest rates and future cash flows.

The Mundoval Fund will continue to seek intrinsic value from our investments in order to maintain a margin of safety to protect from significant loss of capital and provide for a satisfactory rate of return over time. Investors should realize that short-term prices of common stocks are going to fluctuate widely from time to time and that the intrinsic value of a business will eventually be reflected in its share price. Because the capital markets tend to regress from extremes toward normal faster than people think, patience and the ability to handle the emotional ups and downs of owning publicly traded common stocks are proven determinants for long-run investment success.

Thank you for your continued support & confidence.

Sincerely,

Arthur Q. Johnson, CFA

2008 Annual Report 1

Mundoval Fund

PERFORMANCE INFORMATION AVERAGE ANNUAL RATE OF RETURN (%) FOR PERIODS ENDED DECEMBER 31, 2008. December 31, 2008 NAV $8.45

		Since
	1Year(A)	Inception(A)
Mundoval Fund	-35.15%	-0.21%
MSCI World Index(B)	-40.71%	-0.98%

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Mundoval Fund was September 3, 2004.

(B)The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance in twenty-three countries in Europe, Australia, Asia, the Far East and North America.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-595-2877.

2008 Annual Report 2

Mundoval Fund (Unaudited)

                           Mundoval Fund

by Industry Sectors (as a percentage of Net Assets)

*Net Cash represents cash equivalents and other assets less liabilities.

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     A.Q. Johnson & Co., Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling our toll free number (1-800-595-2877) or by visiting the Fund’s website at www.mundoval.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling our toll free number (1-800-595-2877). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2008 Annual Report 3

Expense Example (Unaudited)

     Shareholders of this Fund incur ongoing expenses consisting soley of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on July 1, 2008 and held through December 31, 2008.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period." The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2008 to
	July 1, 2008	December 31, 2008	December 31, 2008

Actual	$1,000.00	$719.52	$6.48

Hypothetical	$1,000.00	$1,017.60	$7.61
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period ended December 31, 2008).

2008 Annual Report 4

Mundoval Fund

		Schedule of Investments
		December 31, 2008

Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
Beverages
4,000	Diageo plc **	$ 226,960	3.17%
Books: Publishing or Publishing & Printing
15,000	Pearson plc **	143,100	2.00%
Chemicals & Allied Products
8,000	BASF Aktiengesellschaft **	314,000	4.38%
Computer Communications Equipment
15,000	Cisco Systems Inc. *	244,500	3.41%
Electronic & Other Electrical Equipment (No Computer Equipment)
10,000	General Electric Co.	162,000	2.26%
Electronic Computers
17,000	Dell Inc. *	174,080	2.43%
Fire, Marine & Casualty Insurance
35,000	American International Group, Inc.	54,950	0.77%
Food and Kindred Products
11,500	Unilever plc **	264,730	3.69%
General Industrial Machinery & Equipment
7,000	Illinois Tool Works Inc.	245,350
11,500	Ingersoll-Rand Co., Ltd.	199,525
		444,875	6.21%
Hospital & Medical Service Plans
6,000	WellPoint Inc. *	252,780	3.53%
Life Insurance
15,000	ING Groep NV **	166,500	2.32%
National Commercial Banks
11,000	Bank of America Corporation	154,880
11,500	Citigroup Inc.	77,165
		232,045	3.24%
Newspapers: Publishing or Publishing & Printing
18,000	News Corporation	172,440	2.41%
Pharmaceutical Preparations
7,000	AstraZeneca plc **	287,210
7,500	GlaxoSmithKline plc **	279,525
4,500	Johnson & Johnson	269,235
4,500	Novartis AG **	223,920
20,000	Pfizer Inc.	354,200
10,500	Sanofi-Aventis **	337,680
		1,751,770	24.45%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
7,500	Dow Chemical Co.	113,175	1.58%
Radiotelephone Communications
9,000	SK Telecom Co. Ltd. **	163,620
20,000	Tele Norte Leste Participacoes S.A. **	278,400
		442,020	6.17%
Rubber & Plastics Footwear
3,200	Nike Inc. Cl B	163,200	2.28%
Savings Institution, Federally Chartered
3,300	HSBC Holdings plc **	160,611	2.24%
Semiconductors & Related Devices
32,161	Taiwan Semiconductor Manufacturing Co. Ltd. **	254,072	3.55%

*Non-Income Producing Securities. **ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2008 Annual Report 5

Mundoval Fund

		Schedule of Investments
		December 31, 2008
Shares/Principal Amount		Market Value	% of Net Assets
COMMON STOCKS
Services - Advertising Agencies
3,500	Omnicom Group Inc.	$ 94,220	1.31%
Services - Business Services, NEC
12,000	eBay Inc. *	167,520	2.34%
Services - Motion Picture & Video
5,000	Time Warner Inc.	50,300	0.70%
Services - Prepackaged Software
12,000	Microsoft Corp.	233,280	3.25%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
3,700	Procter & Gamble Co.	228,734	3.19%
Surgical & Medical Instruments & Apparatus
5,300	3M Co.	304,962	4.25%
Total for Common Stock (Cost - $9,114,830)		$ 6,816,824	95.13%
Cash Equivalents
342,537	First American Treasury Obligation Fund Cl Y 0.17% ***	342,537	4.78%
	(Cost - $342,537)
	Total Investments	7,159,361	99.91%
	(Cost - $9,457,367)
	Other Assets in Excess of Liabilities	6,781	0.09%
	Net Assets	$ 7,166,142	100.00%

*Non-Income Producing Securities. *** Variable Rate Security; the Yield Rate shown represents the rate at December 31, 2008. The accompanying notes are an integral part of these financial statements.

2008 Annual Report 6

Mundoval Fund

Statement of Assets and Liabilities
December 31, 2008

Assets:
Investment Securities at Market Value	$ 7,159,361
(Cost - $9,457,367)
Dividend Receivable	16,276
Interest Receivable	13
Total Assets	7,175,650
Liabilities:
Payable to Adviser	9,508
Total Liabilities	9,508
Net Assets	$ 7,166,142

Net Assets Consist of:
Capital Paid In	$ 9,630,145
Accumulated Undistributed Net Investment Income	1,481
Accumulated Realized Gain (Loss) on Investments - Net	(167,478)
Unrealized Depreciation in Value of Investments
Based on Identified Cost - Net	(2,298,006)
Net Assets, for 848,119 Shares Outstanding	$ 7,166,142
(Without par value, unlimited shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($7,166,142/848,119 shares)	$ 8.45

Statement of Operations
For the year ended December 31, 2008

Investment Income:
Dividends (Net of foreign withholding taxes and fees of $22,149)	$ 318,957
Interest	3,066
Total Investment Income	322,023
Expenses:
Management Fees	144,959
Total Expenses	144,959

Net Investment Income	177,064

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(78,516)
Change in Unrealized Depreciation on Investments	(4,007,820)
Net Realized and Unrealized Loss on Investments	(4,086,336)

Net Increase (Decrease) in Net Assets from Operations	$ (3,909,272)

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 7

Mundoval Fund

Statements of Changes in Net Assets
	1/1/2008	9/1/2007	9/1/2006
	to	to	to
	12/31/2008	12/31/2007	8/31/2007
From Operations:
Net Investment Income	$ 177,064	$ 39,165	$ 141,776
Net Realized Gain (Loss) on Investments	(78,516)	410,595	759,851
Change in Net Unrealized Appreciation (Depreciation)	(4,007,820)	(564,613)	1,027,787
Increase (Decrease) in Net Assets from Operations	(3,909,272)	(114,853)	1,929,414
From Distributions to Shareholders:
Net Investment Income	(176,629)	(144,218)	(64,674)
Net Realized Gain from Security Transactions	(480)	(1,112,427)	(92,581)
Change in Net Assets from Distributions	(177,109)	(1,256,645)	(157,255)
From Capital Share Transactions:
Proceeds From Sale of Shares	846,491	340,362	6,355,148
Shares Issued on Reinvestment of Dividends	177,109	1,256,645	157,255
Cost of Shares Redeemed	(1,503,210)	(1,975,202)	(2,375,569)
Net Increase (Decrease) from Shareholder Activity	(479,610)	(378,195)	4,136,834

Net Increase (Decrease) in Net Assets	(4,565,991)	(1,749,693)	5,908,993

Net Assets at Beginning of Period	11,732,133	13,481,826	7,572,833
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment	$ 7,166,142	$ 11,732,133	$ 13,481,826
Income of $1,481, $3,526 and $108,579, respectively)

Share Transactions:
Issued	74,359	21,854	454,602
Reinvested	21,572	93,016	11,297
Redeemed	(125,259)	(128,832)	(161,118)
Net Increase (Decrease) in Shares	(29,328)	(13,962)	304,781
Shares Outstanding Beginning of Period	877,447	891,409	586,628
Shares Outstanding End of Period	848,119	877,447	891,409

Financial Highlights
Selected data for a share outstanding
throughout the period:	1/1/2008	9/1/2007		9/1/2006	9/1/2005	9/3/2004*
	to	to		to	to	to
	12/31/2008	12/31/2007		8/31/2007	8/31/2006	8/31/2005
Net Asset Value -
Beginning of Period	$ 13.37	$ 15.12		$ 12.91	$ 11.04	$ 10.00
Net Investment Income *****	0.21	0.05		0.16	0.11	0.10
Net Gain (Loss) on Securities
(Realized and Unrealized)	(4.92)	(0.20)		2.25	1.84	0.95
Total from Investment Operations	(4.71)	(0.15)		2.41	1.95	1.05

Distributions (From Net Investment Income)	(0.21)	(0.18)		(0.08)	(0.08)	(0.01)
Distributions (From Realized Capital Gains)	- (a)	(1.42)		(0.12)	-	-
Total Distributions	(0.21)	(1.60)		(0.20)	(0.08)	(0.01)

Net Asset Value -
End of Period	$ 8.45	$ 13.37		$ 15.12	$ 12.91	$ 11.04
Total Return ****	(35.15)%	(1.09)%	***	18.81%	17.70%	10.46%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	7,166	11,732		13,482	7,573	4,800
Ratio of Expenses to Average Net Assets	1.50%	1.50%	**	1.50%	1.50%	1.50%	**
Ratio of Net Investment Income to Average Net Assets	1.83%	0.91%	**	1.15%	0.93%	0.97%	**
Portfolio Turnover Rate	30.10%	3.86%	***	25.49%	26.46%	14.94%	**

* Commencement of Operations.
** Annualized.
*** Not Annualized.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions.
***** Per share amounts were calculated using the average shares method.
(a) Per share amount less than $0.005.

The accompanying notes are an integral part of these financial statements.

2008 Annual Report 8

NOTES TO FINANCIAL STATEMENTS
MUNDOVAL FUND
December 31, 2008

1.) ORGANIZATION
Mundoval Fund (the "Fund") is a non-diversified series of the Mundoval Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on March 24, 2004 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund commenced operations on September 3, 2004. The Fund's investment objective is long-term capital appreciation. Effective September 1, 2007, the Fund’s Board of Trustees elected to change the Fund’s fiscal year end to December 31.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (FASB) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective January 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability

2008 Annual Report 9

Notes to the Financial Statements - continued

developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

Value of
Investments
Valuation Inputs	in Securities
Level 1- Quoted Prices	$7,159,361
Level 2- Significant Other Observable Inputs	0
Level 3- Significant Unobservable Inputs	0
Total	$7,159,361

The Fund did not hold any Level 3 assets during the year ended December 31, 2008. In March 2008, the FASB issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of and during the fiscal year ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.The Fund is not subject to examination by U.S. federal tax authorities before 2005.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER: Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

3.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an investment advisory agreement (the “Management Agreement”) with A.Q. Johnson & Co., Inc. (the “Adviser”). Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies

2008 Annual Report 10

Notes to the Financial Statements - continued

adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses. For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund. As a result of the above calculation, for the fiscal year ended December 31, 2008 the Adviser earned management fees totaling $144,959, of which $9,508 was payable to the Adviser as of December 31, 2008.

Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

4.) RELATED PARTY TRANSACTIONS
The Trustees who are not interested persons of the Fund were paid $1,000 each in Trustees fees by the Adviser for the fiscal year ended December 31, 2008. Under the Management Agreement, the Adviser pays these fees.

5.) INVESTMENTS
For the fiscal year ended December 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,838,652 and $3,571,375 respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at December 31, 2008 was $9,535,201. At December 31, 2008, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$160,639	($2,536,479)	($2,375,840)

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2008, Arthur Q. Johnson held, in aggregate, 54.48% of the Fund and therefore may be deemed to control the Fund. Arthur Q. Johnson is the control person of the Adviser and also serves as a trustee/officer of the Fund.

7.) CAPITAL SHARES
At December 31, 2008 an unlimited number of shares of beneficial interest were authorized. 848,119 shares were issued and outstanding and paid in capital was $9,630,145.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There was a dividend of $0.21336 per share from net investment income and a long-term capital gain distribution of $0.00058 per share paid on December 29, 2008.

The tax character of distributions paid during the periods shown below were as follows:

Distributions paid from:
	2008	9/1/07 to 12/31/07	9/1/06 to 8/31/07
Ordinary Income .	$ 176,629	$ 144,218	$ 64,674
Short-Term Capital Gain	-0-	179,360	-0-
Long-Term Capital Gain	480	933,067	92,581
	$ 177,109	$ 1,256,645	$ 157,255

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$ 1,481
Undistributed long-term capital gain/(accumulated losses)	(89,644)
Unrealized appreciation/(depreciation)	(2,375,840)
$(2,464,003)

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of current year post October losses of $77,834.

2008 Annual Report 11

Notes to the Financial Statements - continued

9.) CAPITAL LOSS CARRYFORWARD
At December 31, 2008, the Fund had available for federal tax purposes an unused capital loss caryforward of $89,644 which expires in 2016. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

2008 Annual Report 12

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees of Mundoval Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mundoval Fund as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the three periods in the period then ended, and financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mundoval Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the three periods in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD. Westlake, Ohio February 17, 2009

2008 Annual Report 13

TRUSTEES AND OFFICERS Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

			Principal	Number of	Directorships
Name,	Position	Length of	Occupation(s)	Portfolios	Other
Address(1),	with the	Time	During	Overseen	Held By
and Age	Trust	Served	Past 5 Years	By Trustee	Trustee

Arthur Q. Johnson(2),	President, Secretary,	Indefinite	President of A.Q. Johnson & Co.,	1	None
Year of Birth: 1961	Treasurer	Term,	Inc. (2002 - current), Principal of
	and Trustee	Since 2004	Brandes Investment Partners, L.P.
(1986-2000).

Natalie M. Gumina	Chief Compliance	Indefinite	Chief Operating Officer and	N/A	None
Year of Birth: 1982	Officer	Term,	Investment Advisory
		Since 2006	Representative of A.Q. Johnson &
Co. (August 2006 - current).
Financial Advisor for AXA Advisors
(2005-2006). Prior to 2005 she was
a student at University of California
Los Angeles.

(1) The address of each trustee and officer is c/o Mundoval Funds, 7855 Ivanhoe Ave., Ste. 210, La Jolla, CA 92037.
(2) Arthur Q. Johnson is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by

virtue of his affiliation with the Adviser.

Independent Trustees

Name,	Position	Length of	Principal	Number of	Other
Address(3),	with the	Time	Occupation(s)	Portfolios	Directorships
and Age	Trust	Served	During	Overseen	Held By
			Past 5 Years	By Trustee	Trustee

William W. Eigner,	Trustee	Indefinite	Attorney of Procopio Cory	1	None
Year of Birth: 1959		Term,	Hargreaves & Savitch, LLP (1989 -
		Since 2004	current). Partner of Procopio Cory
Hargreaves & Savitch, LLP (1995 -
current).

David B. Marino,	Trustee	Indefinite	Executive Vice President and	1	None
Year of Birth: 1963		Term,	Principal of Irving Hughes (1995 -
		Since 2004	current).

Greg Young,	Trustee	Indefinite	Account Executive and Director of	1	None
Year of Birth: 1960		Term,	Stone & Youngberg, LLC (1990 -
		Since 2004	current).

(3) The address of each Trustee is c/o Mundoval Funds, 7855 Ivanhoe Ave., Ste. 210, La Jolla, CA 92037.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-800-595-2877.

2008 Annual Report 14

Board of Trustees
William W. Eigner
Arthur Q. Johnson
David B. Marino
Greg S. Young

Investment Adviser
A.Q. Johnson & Co., Inc.
7855 Ivanhoe Ave., Ste. 210
La Jolla, CA 92037

Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Independent Registered
Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Mundoval Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/08	FYE 12/31/07	FYE 8/31/07
Audit Fees	$14,225	$13,250	$13,325
Audit-Related Fees	$0	$0	$0
Tax Fees	$2,200	$2,200	$3,700
All Other Fees	$750	$0	$750

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC. Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 12/31/08	FYE 12/31/07	FYE 8/31/07
Registrant	$2,950	$2,200	$4,450
Registrant’s Investment Adviser	$0	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mundoval Funds

By: /s/ Arthur Q. Johnson Arthur Q. Johnson President

Date: 3/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Arthur Q. Johnson Arthur Q. Johnson President

Date: 3/2/09

By: /s/ Arthur Q. Johnson Arthur Q. Johnson Chief Financial Officer

Date: 3/2/09